           As filed with the Securities and Exchange Commission on March 3, 2003
                                                      Registration No. 333-99143

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[_] Pre-Effective Amendment No.               [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                             The Munder Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)
                                    Copy to:

                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)
               X    Immediately upon filing pursuant to paragraph (b)
             -----
             ______ On _____________ pursuant to paragraph (b)
             ______ 60 days after filing pursuant to paragraph (a)(1)
             ______ On _____________ pursuant to paragraph (a)(1)
             ______ 75 days after filing pursuant to paragraph (a)(2)
             ______ On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             THE MUNDER FUNDS TRUST
                                Explanatory Note

         The purpose of this Post-Effective Amendment filing is to file exhibits including (i) the final tax opinion for the merger of the Munder Money Market Fund into the Munder Cash Investment Fund, (ii) the Agreement and Plan of Reorganization, (iii) an amendment to the Agreement and Plan of Reorganization and (iv) a power of attorney.

         Part A:  INFORMATION REQUIRED IN PROXY/PROSPECTUS:

         The definitive Proxy Statement/Prospectus for the Munder Cash Investment Fund is incorporated herein by reference from the Rule 497(c) filing pursuant to the Securities Act of 1933, as amended via EDGAR on October 15, 2002 (Accession # 0000950134-02-012422).

         Part B:  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

         The definitive Statement of Additional Information for the Munder Cash Investment Fund is incorporated herein by reference from the Rule 497(c) filing pursuant to the Securities Act of 1933, as amended via EDGAR on October 15, 2002 (Accession # 0000950134-02-012422).

                                     PART C

                                OTHER INFORMATION

Item 15.    Indemnification.

         The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed on October 31, 2002

Item 16.    Exhibits

        (1) (a) Declaration of Trust of the Registrant, dated August 30, 1989, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

            (b) Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 21, 1989.

            (c) Amendment No. 2 to Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 22, 1990.

            (d) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

            (e) Certificate of Classification of Shares, dated August 30, 1991, pertaining to Class D shares; Class E shares; Class F shares; Class G shares; Class H shares; and Class I shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

            (f) Certificate of Classification of Shares pertaining to Class A-1 shares and Class A-2 shares; Class B-1 shares and Class B-2 shares; Class C-1 shares and Class C-2 shares; Class D-1 shares and Class D-2 shares; Class E-1 shares and Class E-2 shares; Class F-1 shares and Class F-2 shares; Class G-1 shares and Class G-2 shares; Class H-1 shares and Class H-2 shares; Class I-1 shares and Class I-2 shares; Class J shares; Class J-1 shares; and Class J-2 shares; and Class K shares; Class K-1 shares and Class K-2 shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

            (g) Certificate of Classification of Shares pertaining to Class L shares, Class L-1 shares and Class L-2 shares is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1993.

            (h) Certificate of Classification of Shares pertaining to Class M shares, Class M-1 shares and Class M-2 shares is incorporated herein by reference to Post-Effective

               Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.

               (i) Certificate of Classification of Shares pertaining to Class N shares, Class N-1 shares and Class N-2 shares is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1993.

               (j) Certificate of Classification of Shares pertaining to Class O shares, Class O-1 shares and Class O-2 shares; Class P shares, Class P-1 shares and Class P-2 shares is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1994.

               (k) Certificate of Classification of Shares pertaining to Class A-3 shares; Class D-3 shares; Class E-3 shares; Class G-3 shares; Class H-3 shares; Class I-3 shares; Class J-3 shares; Class K-3 shares; Class L-3 shares; Class M-3 shares; Class N-3 shares; Class O shares; Class O-1 shares; Class O-2 shares; Class O-3 shares; Class P shares; Class P-1 shares; Class P-2 shares and Class P-3 shares is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

               (l) Certificate of Classification of Shares pertaining to Class D-4 shares, E-4 shares, F-4 shares, G-4 shares, H-4 shares, I-4 shares, K-4 shares, L-4 shares, M-4 shares, N-4 shares, O-4 shares and P-4 shares is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1995.

               (m) Certificate of Classification of Shares pertaining to Class F-3 for the Index Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

               (n) Certificate of Classification of Shares pertaining to Class A-3 and Class A-4 for the Cash Investment Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

          (2) Amended and Restated By-Laws, dated May 21, 2002, are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

          (3)  Not Applicable.

          (4)  (a) Agreement and Plan of Reorganization is filed herein.

               (b) Amendment to Agreement and Plan of Reorganization is filed herein.

          (5)  Not Applicable.

          (6) (a) Amended and Restated Investment Advisory Agreement, dated May 15, 2001, among Registrant, The Munder Trust, The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

               (b) Amended and Restated Investment Advisory Agreement, dated May 15, 2001, among Registrant, St. Clair Funds, Inc. and World Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

               (c) Amendment to Amended and Restated Investment Advisory Agreement, dated October 15, 2001, among Registrant, St. Clair Funds, Inc. and World Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

          (7) Amended and Restated Combined Distribution Agreement, dated May 15, 2001, among Registrant, The Munder Funds Trust, The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

          (8)  Not Applicable.

          (9) Master Custodian Agreement, dated September 26, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

          (10) (a) Amended and Restated Combined Distribution and Service Plan, dated August 13, 2002, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

               (b) Amended and Restated Multi-Class Plan, dated August 13, 2002, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

          (11) Opinion and consent of Dechert regarding legality of issuance of shares and other matters is incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed with the Commission on September 4, 2002.

          (12) Opinion of Dechert regarding tax matters is filed herein.

          (13) Not Applicable.

          (14) Not Applicable.

          (15) Not Applicable.

          (16) Power of Attorney, dated November 12, 2002, is filed herein.

   Item 17.    Undertakings.

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and the State of Michigan, on the 3rd day of March, 2003.

                                              THE MUNDER FUNDS TRUST

                                              By:  /s/ James C. Robinson
                                                   --------------------------
                                                   James C. Robinson, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated:

Signatures                                  Title                      Date
----------                                  -----                      -----
         *                                  Trustee                    March 3, 2003
---------------------------
Charles W. Elliott

         *                                  Trustee                    March 3, 2003
---------------------------
Joseph E. Champagne

         *                                  Trustee                    March 3, 2003
---------------------------
Thomas D. Eckert

         *                                  Trustee                    March 3, 2003
---------------------------
 John Rakolta, Jr.

         *                                  Trustee                    March 3, 2003
---------------------------
 David J. Brophy

         *                                  Trustee                    March 3, 2003
---------------------------
Michael T. Monahan

         *                                  Trustee                    March 3, 2003
---------------------------
Arthur T. Porter

/s/ James C. Robinson                       President                  March 3, 2003
---------------------------
James C. Robinson                   (Principal Executive Officer)

/s/ Peter K. Hoglund                        Vice President             March 3, 2003
---------------------------
Peter K. Hoglund                    (Principal Financial Officer)

/s/ Cherie N. Ugorowski                     Treasurer                  March 3, 2003
---------------------------
Peter K. Hoglund                    (Principal Accounting Officer)

* By:  /s/ Stephen J. Shenkenberg
       --------------------------
       Stephen J. Shenkenberg
       as Attorney-in-Fact

                                INDEX OF EXHIBITS

(4)(a)  Agreement and Plan of Reorganization.

(4)(b)  Amendment to Agreement and Plan of Reorganization.

(12)    Opinion of Dechert regarding tax matters.

(16)    Power of Attorney.